Simple Agreements for Future Equity - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2025
Simple Agreements For Future Equity [Line Items]
Percentage of Discount Price Per Share				50.00%
Simple Agreements For Future Equity Price Per Share Valuation Cap				$ 500,000
Debt Instrument Value Exchanged For Equity						$ 10,000
Conversion of Stock, Shares Converted	30,061,262
Conversion of Stock, Amount Converted	$ 263,000	$ 170,648	$ 0
Simple Agreement For Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
Stock Issued During Period, Value, Other		23,700
AACT Affiliate [Member] | Simple Agreement For Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
Stock Issued During Period, Value, Other		10,000
Affiliates of Board [Member] | Simple Agreement For Future Equity [Member]
Simple Agreements For Future Equity [Line Items]
Stock Issued During Period, Value, Other		$ 4,000
2023 SAFE [Member]
Simple Agreements For Future Equity [Line Items]
Payments for Repurchase of Equity					$ 10,000
Percentage of Discount Price Per Share					75.00%
Simple Agreements For Future Equity Price Per Share Valuation Cap					$ 800,000
2024 SAFE [Member]
Simple Agreements For Future Equity [Line Items]
Payments for Repurchase of Equity				$ 45,200
Percentage of Discount Price Per Share				50.00%
Simple Agreements For Future Equity Price Per Share Valuation Cap				$ 500,000
2024 SAFE [Member] | Board [Member]
Simple Agreements For Future Equity [Line Items]
Payments for Repurchase of Equity				$ 10,400